Inventory	12 Months Ended
Jul. 31, 2021
Classes of current inventories [abstract]
Inventory

9. Inventory

	As at July 31, 2021
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$81,784	$24,257	$106,041
Purchased dried cannabis	1,754	-	1,754
Extracts	11,945	4,411	16,356
Purchased extracts	2,247	-	2,247
Packaging and supplies	8,929	-	8,929
	$106,659	$28,668	$135,327

	As at July 31, 2020
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$29,702	$16,981	$46,683
Purchased dried cannabis	1,956	-	1,956
Extracts	4,828	385	5,213
Purchased extracts	5,977	-	5,977
Hemp derived distillate	566	-	566
Packaging and supplies	4,538	-	4,538
	$47,567	$17,366	$64,933

The Company recognizes the costs (capitalized cost and biological asset fair value adjustment) of harvested cannabis inventory expensed in two separate lines on the consolidated statement of net loss: (i) Capitalized costs relating to inventory expensed and included in Cost of goods sold amounted to $94,703 for the year ended July 31, 2021 (July 31, 2020 – $127,205) (ii) The fair value component (biological asset fair value adjustments) of inventory sold on the consolidated statement of net loss was $31,767 for the year ended July 31, 2021, (July 31, 2020 – $40,910). During the year ended July 31, 2021, the Company reversed previous inventory write downs of $2,927, (July 31, 2020 – $nil) recorded in costs of good sold $688 (July 31, 2020 – $nil) recorded in fair value component on inventory sold on the statement of loss.

Total share-based compensation capitalized in inventory in the year ended July 31, 2021 was $1,505 (July 31, 2020 – $6,105).
Total depreciation capitalized in inventory in the year ended July 31, 2021 was $15,677 (July 31, 2020 – $11,988).